Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Schedule of Income Tax Provision	The income tax provision for the year ended December 31, 2022 and for the period from March 18, 2021 (inception) to December 31, 2021 was as follows:
	December 31,
	2022	2021
Current:
U.S. federal	$119,000	$—
State and local	—	—
	119,000	—
Deferred:
U.S. federal	(648,000)	(238,000)
State and local	78,000	(78,000)
	(570,000)	(316,000)
Change in valuation allowance	570,000	316,000
Provision for income taxes	$119,000	$—

Schedule of Federal Income Tax Rates	A reconciliation of the federal income tax rates to the Company’s effective tax rates for the year ended December 31, 2022 and for the period from March 18, 2021 (inception) to December 31, 2021 consist of the following:
	2022	2021
U.S. federal statutory rate	21.0%	21.0%
Effects of:
State taxes, net of federal benefit	—%	—%
Change in warrant liabilities	1.4%	—%
Tax return to provision adjustment	(3.6)%	—%
Change in valuation allowance	(23.8)%	(21.0)%
Effective rate	(5.0)%	—%

Schedule of Deferred Tax Assets	Significant components of the Company’s deferred tax assets as of December 31, 2022 and 2021 are summarized below.
	December 31, 2022	December 31, 2021
Deferred tax assets:
Net operation loss carryforwards	$—	$21,000
Startup costs	886,000	295,000
Total deferred tax asset	886,000	316,000
Valuation allowance	(886,000)	(316,000)
	$—	$—